Note 17 - Variable Interest Entities - Maximum Exposure Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments in unconsolidated subsidiaries	$ 3,292,167	$ 2,892,714
Co-investment commitments	14,345	7,969
Maximum exposure to loss	20,503	9,950
Variable Interest Entity, Not Primary Beneficiary [Member]
Investments in unconsolidated subsidiaries	$ 6,158	$ 1,981